Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

12. Earnings per share

Basic earnings per share is calculated by dividing the Company’s consolidated net income/loss by the weighted average number of common shares outstanding in the fiscal period.

The weighted average number of common shares outstanding (basic) for the fiscal year 2022, 2023 and 2024 was 189,074,911, 220,910,509 and 224,376,830, respectively.

Diluted earnings per share is calculated using CureVac’s weighted-average outstanding common shares including the dilutive effect of share-based payment awards as determined under the treasury stock method. The average market price is computed using the closing daily market prices for the period during which the options were outstanding. In periods when CureVac has a net loss (here in fiscal 2022 and 2023), share-based payment awards are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. Then, diluted net loss per common share is the same as basic net loss per common share.

The weighted average number of common shares outstanding (diluted) for the fiscal year 2024 was 225,270,454.

Share options and RSUs of 1,217,526 and 748,614 as of December 31, 2022 and 2023 respectively, were excluded from the computation of diluted weighted average number of shares because their effect would have been antidilutive.